Weighted Average Rates Used to Determine Net Periodic Pension Expense Benefit (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States Pension Plans of US Entity, Defined Benefit
Schedule of Postemployment Benefits [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.40%	5.10%	5.70%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	0.00%	0.00%	4.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	8.00%	8.00%	8.00%
Foreign Pension Plans, Defined Benefit
Schedule of Postemployment Benefits [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.60%	5.50%	5.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.30%	3.30%	3.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	5.80%	5.80%	5.80%
United States Postretirement Benefit Plans of US Entity, Defined Benefit
Schedule of Postemployment Benefits [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.20%	4.90%	5.40%
Foreign Postretirement Benefit Plans, Defined Benefit
Schedule of Postemployment Benefits [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.40%	5.60%	6.30%